Segment Reporting - Schedule of Total Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Total Assets [Line Items]
Total Assets	$ 15,448,258	$ 16,156,423
Online Education Service [Member]
Schedule of Total Assets [Line Items]
Total Assets	14,193,359	15,706,920
Technological Development and Operation Service [Member]
Schedule of Total Assets [Line Items]
Total Assets	$ 1,254,899	$ 449,503